Stockholders’ Equity	6 Months Ended	12 Months Ended
	Aug. 31, 2024	Feb. 29, 2024
Equity [Abstract]
Stockholders’ Equity

NOTE 8 - Stockholders’ Equity

Common Stock

On March 8, 2024, at a special meeting of stockholders, the Company received approval to increase its authorized shares of common stock from 1,200,000 to 250,000,000 (the “Increase in Authorized”). On March 11, 2024, the Company filed a Certificate of Amendment to its amended and restated articles of incorporation, as amended, with the Secretary of State of the State of Nevada, pursuant to which, effective as of 12:01 a.m. Pacific time on March 13, 2024, the Increase in Authorized was implemented.

In the first quarter of 2024, the Company issued 100,000 shares of common stock upon conversion of 100,000 shares of Series G Convertible Preferred Stock, 117,000 shares of common stock upon conversion of 117,000 shares of Series H Convertible Preferred Stock, and 192,502 shares of common stock upon conversion of 192,502 shares of Series I Convertible Preferred Stock.

In the second quarter of 2024, the Company issued 42,709 shares of common stock to a service provider as partial compensation for development work related to Compass.TV, the Company’s Free-Ad Supported TV (“FAST”) channel.

Preferred Stock

Under our amended and restated articles of incorporation, as amended (“Articles”), our board of directors has the authority, without further action by stockholders, to designate one or more series of preferred stock and to fix the voting powers, designations, preferences, limitations, restrictions and relative rights granted to or imposed upon the preferred stock, including dividend rights, conversion rights, voting rights, rights and terms of redemption, liquidation preference and sinking fund terms, any or all of which may be preferential to or greater than the rights of the common stock.

Our board of directors may authorize the issuance of preferred stock with voting or conversion rights that could adversely affect the voting power or other rights of the holders of the common stock. The issuance of preferred stock, while providing flexibility in connection with possible acquisitions and other corporate purposes, could, among other things, have the effect of delaying, deferring or preventing a change in our control and may adversely affect the market price of the common stock and the voting and other rights of the holders of common stock.

The Company is authorized to issue 10,000,000 shares of preferred stock, $0.001 par value. An aggregate of 93,295 and 472,996 shares of preferred stock were issued and outstanding at August 31, 2024 and February 29, 2024, respectively.

Series E Convertible Preferred Stock

Under the Certificate of Designations for the Series E Preferred Stock, the Series E Preferred Shares have an initial stated value of $1,500 per share (the “Stated Value”). Dividends at the initial rate of 9% per annum will accrue and, on a monthly basis, shall be payable in kind by the increase of the Stated Value of the Series E Preferred Stock by said amount. The holders of the Series E Preferred Shares have the right at any time to convert all or a portion of the Series E Preferred Shares (including, without limitation, accrued and unpaid dividends and make-whole dividends through the third anniversary of the closing date) into shares of the Company’s common stock at an initial conversion rate determined by dividing the Conversion Amount by the Conversion Price ($0.13 above the consolidated closing bid price for the trading day prior to the execution of the relates stock purchase agreement). The Conversion Amount is the sum of the Stated Value of the Series E Preferred Shares then being converted plus any other unpaid amounts payable with respect to the Series E Preferred Shares being converted, plus the “Make Whole Amount” (the amount of any dividends that, but for the conversion, would have accrued at the dividend rate for the period through the third anniversary of the initial issuance date). The Conversion Rate is also subject to adjustment for stock splits, dividends recapitalizations and similar events.

At August 31, 2024, 316 shares of the issued Series E Convertible Preferred Stock were outstanding, which if converted as of August 31, 2024, including the make-whole dividends, would have resulted in the issuance of 3,259 shares of common stock.

Series F Convertible Preferred Stock

On January 4, 2024, the Company filed a Certificate of Designation of Series F Convertible Preferred Stock (the “Series F Certificate of Designation”) with the Secretary of State of the State of Nevada, designating 5,843,993 shares of the Company’s preferred stock as Series F Convertible Preferred Stock, par value $0.001 per share (the “Series F Preferred”). The Series F Preferred was designated by the Company in connection with its acquisition of NextTrip, and, in the event that the Company does not have sufficient shares of common stock available to fulfill its obligations pursuant to the Share Exchange Agreement governing the terms of the acquisition, shares of Series F Preferred shall be issued to the previous equity holders of NextTrip in lieu of shares of Company common stock.

The terms and conditions set forth in the Series F Certificate of Designation are summarized below:

Ranking. The Series F Preferred rank pari passu to the Company’s common stock.

Dividends. Holders of Series F Preferred will be entitled to dividends, on an as-converted basis, equal to dividends actually paid, if any, on shares of Company common stock.

Voting. Except as provided by the Articles, or as otherwise required by the Nevada Revised Statutes, holders of Series F Preferred are entitled to vote with the holders of outstanding shares of Company common stock, voting together as a single class, with respect to all matters presented to the Company’s stockholders for their action or consideration. In any such vote, each holder is entitled to a number of votes equal to the number of shares of common stock into which the Series F Preferred held by such holder is convertible. The Company may not, without the consent of holders of a majority of the outstanding shares of Series F Preferred, (i) alter or change adversely the powers, preferences or rights given to the Series F Preferred or alter or amend the Series F Certificate of Designation, (ii) amend its Articles or other charter documents in any manner that adversely effects any rights of the holders of the Series F Preferred, or (iii) enter into any agreement with respect to the foregoing.

Conversion. On such date that the Company amends its Articles to increase the number of shares of common stock authorized for issuance thereunder, to at least the extent required to convert all of the outstanding Series F Preferred, each outstanding share of Series F Preferred shall automatically be converted into one share of Company common stock (subject to adjustment under certain limited circumstances) (the “Conversion Ratio”).

Liquidation. In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary (each, a “Liquidation”), holders of Series F Preferred will be entitled to participate, on an as-converted-to-common stock basis calculate based on the Conversion Ratio, with holders of Company common stock in any distribution of assets of the Company to holders of the Company’s common stock.

At August 31, 2024, no shares of the Series F Convertible Preferred Stock were outstanding.

Series G Convertible Preferred Stock

On January 26, 2024, the Company filed a Certificate of Designation of Series G Convertible Preferred Stock (the “Series G Certificate of Designation”) with the Secretary of State of the State of Nevada, designating 100,000 shares of the Company’s preferred stock as Series G Preferred Stock, par value $0.001 per share (the “Series G Preferred”).

The terms and conditions set forth in the Series G Certificate of Designation are summarized below:

Ranking. The Series G Preferred rank pari passu to the Company’s common stock.

Dividends. Holders of Series G Preferred will be entitled to dividends, on an as-converted basis, equal to dividends actually paid, if any, on shares of Company common stock.

Voting. Except as provided by the Company’s Articles or as otherwise required by the Nevada Revised Statutes, holders of Series G Preferred are entitled to vote with the holders of outstanding shares of Company common stock, voting together as a single class, with respect to all matters presented to the Company’s stockholders for their action or consideration. In any such vote, each holder is entitled to a number of votes equal to the number of shares of common stock into which the Series G Preferred held by such holder is convertible. The Company may not, without the consent of holders of a majority of the outstanding shares of Series G Preferred, (i) alter or change adversely the powers, preferences or rights given to the Series G Preferred or alter or amend the Series G Certificate of Designation, (ii) amend its Articles or other charter documents in any manner that adversely effects any rights of the holders of the Series G Preferred, or (iii) enter into any agreement with respect to the foregoing.

Conversion. On such date that the Company amends its Articles to increase the number of shares of common stock authorized for issuance thereunder, to at least the extent required to convert all of the outstanding Series G Preferred, each outstanding share of Series G Preferred shall automatically be converted into one share of Company common stock (subject to adjustment under certain limited circumstances) (the “Series G Conversion Ratio”).

Liquidation. In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, holders of Series G Preferred will be entitled to participate, on an as-converted-to-common stock basis calculate based on the Series G Conversion Ratio, with holders of Company common stock in any distribution of assets of the Company to holders of the Company’s common stock.

Redemption Right. The Company shall have the right to redeem up to 50% of the Series G Preferred Stock for an aggregate price of $1.00 in accordance with the terms of the Perpetual License Agreement.

At August 31, 2024, no shares of the issued Series G Convertible Preferred Stock were outstanding.

Series H Convertible Preferred Stock

On January 26, 2024, the Company filed a Certificate of Designation of Series H Convertible Preferred Stock (the “Series H Certificate of Designation”) with the Secretary of State of the State of Nevada, designating 150,000 shares of the Company’s preferred stock as Series H Preferred Stock, par value $0.001 per share (the “Series H Preferred”).

The terms and conditions set forth in the Series H Certificate of Designation are summarized below:

Ranking. The Series H Preferred rank pari passu to the Company’s common stock.

Dividends. Holders of Series H Preferred will be entitled to dividends, on an as-converted basis, equal to dividends actually paid, if any, on shares of Company common stock.

Voting. Except as provided by the Company’s Articles or as otherwise required by the Nevada Revised Statutes, holders of Series H Preferred are entitled to vote with the holders of outstanding shares of Company common stock, voting together as a single class, with respect to all matters presented to the Company’s stockholders for their action or consideration. In any such vote, each holder is entitled to a number of votes equal to the number of shares of common stock into which the Series H Preferred held by such holder is convertible. The Company may not, without the consent of holders of a majority of the outstanding shares of Series H Preferred, (i) alter or change adversely the powers, preferences or rights given to the Series H Preferred or alter or amend the Series H Certificate of Designation, (ii) amend its Articles or other charter documents in any manner that adversely effects any rights of the holders of the Series H Preferred, or (iii) enter into any agreement with respect to the foregoing.

Conversion. On such date that the Company amends its Articles to increase the number of shares of common stock authorized for issuance thereunder, to at least the extent required to convert all of the outstanding Series H Preferred, each outstanding share of Series H Preferred shall automatically be converted into one share of Company common stock (subject to adjustment under certain limited circumstances) (the “Series H Conversion Ratio”).

Liquidation. In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, holders of Series H Preferred will be entitled to participate, on an as-converted-to-common stock basis calculate based on the Series H Conversion Ratio, with holders of Company common stock in any distribution of assets of the Company to holders of the Company’s common stock.

At August 31, 2024, 33,000 shares of the issued Series H Convertible Preferred Stock were outstanding, which if converted as of August 31, 2024, would have resulted in the issuance of 33,000 shares of common stock.

Series I Convertible Preferred Stock

On February 22, 2024, the Company filed a Certificate of Designation of Series I Convertible Preferred Stock (the “Series I Certificate of Designation”) with the Secretary of State of the State of Nevada, designating 331,124 shares of the Company’s preferred stock as Series I Convertible Preferred Stock, par value $0.001 per share (the “Series I Preferred”).

The terms and conditions set forth in the Series I Certificate of Designation are summarized below:

Ranking. The Series I Preferred rank pari passu to the Company’s common stock.

Dividends. Holders of Series I Preferred will be entitled to dividends, on an as-converted basis, equal to dividends actually paid, if any, on shares of Company common stock.

Voting. Except as provided by the Articles, or as otherwise required by the Nevada Revised Statutes, holders of Series I Preferred are entitled to vote with the holders of outstanding shares of Company common stock, voting together as a single class, with respect to all matters presented to the Company’s stockholders for their action or consideration. In any such vote, each holder is entitled to a number of votes equal to the number of shares of common stock into which the Series I Preferred held by such holder is convertible. The Company may not, without the consent of holders of a majority of the outstanding shares of Series I Preferred, (i) alter or change adversely the powers, preferences or rights given to the Series I Preferred or alter or amend the Series I Certificate of Designation, (ii) amend its Articles or other charter documents in any manner that adversely effects any rights of the holders of the Series I Preferred, or (iii) enter into any agreement with respect to the foregoing.

Conversion. On such date that the Company amends its Articles to increase the number of shares of common stock authorized for issuance thereunder, to at least the extent required to convert all of the outstanding shares of Series I Preferred, each outstanding share of Series I Preferred shall automatically be converted into one share of Company common stock (subject to adjustment under certain limited circumstances) (the “Series I Conversion Ratio”).

Liquidation. In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, holders of Series I Preferred will be entitled to participate, on an as-converted-to-common stock basis calculated based on the Series I Conversion Ratio, with holders of Company common stock in any distribution of assets of the Company to holders of the Company’s common stock.

On August 15, 2024, the Company entered into a securities purchase agreement with an investor for the sale of 4,967 shares of Series I Convertible Preferred Stock, at $3.02 per share, resulting in gross proceeds to the Company of $15,000.

On August 31, 2024, the Company entered into a securities purchase agreement with an investor for the sale of 24,834 shares of Series I Convertible Preferred Stock at $3.02 per share, resulting in gross proceeds to the Company of $75,000.

At August 31, 2024, 59,979 shares of the issued Series I Convertible Preferred Stock were outstanding, which if converted as of August 31, 2024, would have resulted in the issuance of 59,979 shares of common stock.

Stock Options

On December 28, 2023, at the Annual Meeting of Stockholders of the Company, the Company’s stockholders approved the adoption of the NextTrip 2023 Equity Incentive Plan (the “2023 Plan”). 7,000,000 shares of common stock have been reserved for issuance under the 2023 Plan., and as of August 31, 2024, all of such shares are available for issuance.

The Company’s 2013 Equity Incentive Plan expired on March 15, 2023. As such, no new grants may be made under the 2013 Plan. At August 31, 2024, there were 78,877 shares of common stock reserved for issuance upon exercise of outstanding stock options issued under the 2013 Plan prior to its expiration.

There were no issuances of stock options for the six months ended August 31, 2024 or August 31, 2023.

The Company generally grants stock options to employees and directors at exercise prices equal to the fair market value of the Company’s common stock on the grant date, but not less than 100% of the fair market value. Stock options are typically granted throughout the year and generally vest over a period from one to three years of service and expire five years from the grant date, unless otherwise specified. The Company recognizes compensation expense for the fair value of the stock options over the vesting period for each stock option award.

Total stock-based compensation expense included in the statements of operations for the three and six months ended August 31, 2024 was $13,841 and $30,235, respectively, all of which was related to stock options. There was no stock-based compensation included in the statements of operations for the three or six months ended August 31, 2023.

Option activity for the six months ended August 31, 2024 and the year ended February 29, 2024 was as follows:

	Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (Yrs.)	Aggregate Intrinsic Value ($)

Options outstanding at February 28, 2023	-	-	-	-
Options assumed pursuant to reverse acquisition	86,642	61.43	2.68	-
Exercised	-	-	-	-
Forfeited or cancelled	(1,342)	120.87	-	-
Options outstanding at February 29, 2024	85,300	60.50	2.52	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or cancelled	(6,423)	87.06	-	-
Options outstanding August 31, 2024	78,877	58.19	2.03	-
Options expected to vest in the future as of August 31, 2024	1,432	32.25	3.10	-
Options exercisable at August 31, 2024	77,445	58.67	2.01	-
Options vested, exercisable, and options expected to vest at August 31, 2024	78,877	58.19	2.03	-

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the market price of our common stock for those awards that have an exercise price below the market price of our common stock. At August 31, 2024, no option had an exercise price below the $2.59 closing price of our common stock as reported on the Nasdaq Capital Market.

At August 31, 2024, there was $16,139 of unrecognized stock-based compensation expense related to unvested stock options with a weighted average remaining recognition period of 0.74 years.

Stock Appreciation Rights

The purposes of the 2020 Stock Appreciation Rights Plan (the “SAR Plan”) are to: (i) enable the Company to attract and retain the types of employees, consultants, and directors (collectively, “Service Providers”) who will contribute to the Company’s long-range success; (ii) provide incentives that align the interests of Service Providers with those of the stockholders of the Company; and (iii) promote the success of the Company’s business. The SAR Plan provides for incentive awards only in the form of stock appreciation rights payable in cash (“SARs”) and no shares of common stock are reserved or will be issued pursuant to the SAR Plan.

SARs may be granted to any Service Provider. A SAR is the right to receive an amount equal to the Spread with respect to a share of the Company’s common stock (“Share”) upon the exercise of the SAR. The “Spread” is the difference between the exercise price per share specified in a SAR agreement on the date of grant and the fair market value per share on the date of exercise of the SAR. The exercise price per share will not be less than 100% of the fair market value of a share of common stock on the date of grant of the SAR. The administrator of the SAR Plan will have the authority to, among other things, prescribe the terms and conditions of each SAR, including, without limitation, the exercise price and vesting provisions, and to specify the provisions of the SAR Agreement relating to such grant.

The Company did not grant any SAR’s during the six months ended August 31, 2024 or August 31, 2023.

The Company recognizes compensation expense and a corresponding liability for the fair value of the SARs over the vesting period for each SAR award. The SARs are revalued at each reporting date in accordance with ASC 718 “Compensation-Stock Compensation,” and any changes in fair value are reflected in the Statement of Operations as of the applicable reporting date.

SARs activity for the six months ended August 31, 2024 and the year ended February 29, 2024 was as follows:

	SARs	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (Yrs.)	Aggregate Intrinsic Value ($)

SARs outstanding at February 28, 2023	-	-	-	-
SARs assumed pursuant to reverse acquisition	40,390	44.77	2.99	-
Exercised	-	-	-	-
Forfeited or cancelled	-	-	-	-
SARs outstanding at February 29, 2024	40,390	44.77	2.99	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or cancelled	(167)	37.40	-	-
SARs outstanding August 31, 2024	40,223	44.80	2.49	-
SARs expected to vest in the future as of August 31, 2024	5,645	29.37	2.84	-
SARs exercisable at August 31, 2024	34,578	47.31	2.43	-
SARs vested, exercisable, and SARs expected to vest at August 31, 2024	40,223	44.80	2.49	-

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the market price of our common stock for those awards that have an exercise price below the market price of our common stock. At August 31, 2024, no SAR had an exercise price below the $2.59 closing price of our common stock as reported on the Nasdaq Capital Market.

At August 31, 2024, there was $943 of unrecognized stock-based compensation expense related to unvested SARs with a weighted average remaining recognition period of 0.64 years.

Warrants

Warrant activity for the six months ended August 31, 2024 and the year ended February 29, 2024 was as follows:

	Warrants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (Yrs.)
Warrants outstanding at February 28, 2023	-	-	-
Warrants assumed pursuant to reverse acquisition	217,593	21.01	1.86
Granted	268,572	3.02	2.17
Exercised	-	-	-
Forfeited or cancelled	-	-	-
Warrants outstanding at February 29, 2024	486,165	9.94	1.96
Granted	-	-	-
Exercised	-	-	-
Forfeited or cancelled	(2,102)	322.00	-
Warrants outstanding at August 31, 2024	484,063	8.58	1.46

NOTE 16 – Stockholders’ Equity

Common Stock

The Company has 1,200,000 shares of common stock authorized. For the years ended February 29, 2024 and February 28, 2023, the Company had 936,430 and 83,371 shares of common stock, par value $0.001 issued and outstanding, respectively. All shares have equal voting rights, are fully-paid and non-assessable, and have one vote per share.

On September 22, 2023, we effected a 1-for-20 reverse stock split of the outstanding shares of our common stock and a corresponding decrease in the number of shares of our common stock that we are authorized to issue. In connection with the reverse split, we issued 40,197 common shares to round-up fractional shares to the nearest whole share.

The effects of the reverse stock split have been retroactively reflected in all periods presented.

Fiscal Year Ended February 29, 2024

In September and October 2023, the Company sold 72,721 and 128,887 shares of common stock, respectively, through our ATM Agreement, resulting in net proceeds of $364,555 and $772,468, respectively.

On December 29, 2023, the Company acquired 100% of the outstanding equity interests of NextTrip Holdings, Inc. pursuant to a share exchange agreement by and among the Company, NextTrip and certain other parties (the “Acquisition”). As consideration for the Acquisition, at closing the Company issued 156,007 restricted shares of its common stock, constituting 19.99% of its issued and outstanding shares of common stock immediately prior to execution of the share exchange agreement, and agreed to issue up to an aggregate of 5,843,993 shares as further consideration upon NextTrip’s achievement of certain milestones set forth in the exchange agreement.

Of the 156,007 restricted shares issued at closing, 52,818 shares were issued pursuant to the Debt Assignment and Conversion agreements, 15,481 shares were issued pursuant to the Share Purchase and Exchange Agreements, and 4,337 shares were issued to a third-party consultant. Pursuant to ASC 805-40-45-1,the remaining 83,371 Closing Shares are reflected as a retroactive adjustment to adjust the accounting acquirer’s legal capital to reflect the legal capital of the accounting acquiree. That adjustment is required to reflect the capital of the legal parent.

Deferred Compensation

During the fiscal years ended February 29, 2024 and February 28, 2023, the Company did not issue any shares of common stock to employees.

Preferred Stock

Under our articles of incorporation, our board of directors has the authority, without further action by stockholders, to designate one or more series of preferred stock and to fix the voting powers, designations, preferences, limitations, restrictions and relative rights granted to or imposed upon the preferred stock, including dividend rights, conversion rights, voting rights, rights and terms of redemption, liquidation preference and sinking fund terms, any or all of which may be preferential to or greater than the rights of the common stock.

Our board of directors may authorize the issuance of preferred stock with voting or conversion rights that could adversely affect the voting power or other rights of the holders of the common stock. The issuance of preferred stock, while providing flexibility in connection with possible acquisitions and other corporate purposes, could, among other things, have the effect of delaying, deferring or preventing a change in our control and may adversely affect the market price of the common stock and the voting and other rights of the holders of common stock.

The Company is authorized to issue 10,000,000 shares of preferred stock, $0.001 par value. 472,996 and 0 shares of preferred stock were issued and outstanding at February 29, 2024 and February 28, 2023. respectively.

Series E Convertible Preferred Stock

Under the Certificate of Designations for the Series E Preferred Stock, the Series E Preferred Shares have an initial stated value of $1,500 per share (the “Stated Value”). Dividends at the initial rate of 9% per annum will accrue and, on a monthly basis, shall be payable in kind by the increase of the Stated Value of the Series E Preferred Stock by said amount. The holders of the Series E Preferred Shares have the right at any time to convert all or a portion of the Preferred Shares (including, without limitation, accrued and unpaid dividends and make-whole dividends through the third anniversary of the closing date) into shares of the Company’s Common Stock at an initial conversion rate determined by dividing the Conversion Amount by the Conversion Price ($0.13 above the consolidated closing bid price for the trading day prior to the execution of the relates stock purchase agreement). The Conversion Amount is the sum of the Stated Value of the Series E Preferred Shares then being converted plus any other unpaid amounts payable with respect to the Series E Preferred Shares being converted plus the “Make Whole Amount” (the amount of any dividends that, but for the conversion, would have accrued at the dividend rate for the period through the third anniversary of the initial issuance date). The Conversion Rate is also subject to adjustment for stock splits, dividends recapitalizations and similar events.

At February 29, 2024, 316 shares of the issued Series E Convertible Preferred Stock were outstanding, which if converted as of February 29, 2024, including the make-whole dividends, would have resulted in the issuance of 3,155 shares of common stock.

Series F Convertible Preferred Stock

On January 4, 2024, the Company filed a Certificate of Designation of Series F Convertible Preferred Stock (the “Certificate of Designation”) with the Secretary of State of the State of Nevada, designating 5,843,993 shares of the Company’s preferred stock as Series F Convertible Preferred Stock, par value $0.001 per share (the “Series F Preferred”). The Series F Preferred was designated by the Company in connection with its recent acquisition of NextTrip Holdings, Inc. (“NextTrip”), and, in the event that the Company does not have sufficient shares of common stock available to fulfill its obligations pursuant to the share exchange agreement governing the terms of the acquisition, shares of Series F Preferred shall be issued to the previous equity holders of NextTrip in lieu of shares of Company common stock.

The terms and conditions set forth in the Certificate of Designation are summarized below:

Ranking. The Series F Preferred rank pari passu to the Company’s common stock.

Dividends. Holders of Series F Preferred will be entitled to dividends, on an as-converted basis, equal to dividends actually paid, if any, on shares of Company common stock.

Voting. Except as provided by the Company’s amended and restated articles of incorporation, as amended (“Articles”) or as otherwise required by the Nevada Revised Statutes, holders of Series F Preferred are entitled to vote with the holders of outstanding shares of Company common stock, voting together as a single class, with respect to all matters presented to the Company’s stockholders for their action or consideration. In any such vote, each holder is entitled to a number of votes equal to the number of shares of Common Stock into which the Series F Preferred held by such holder is convertible. The Company may not, without the consent of holders of a majority of the outstanding shares of Series F Preferred, (i) alter or change adversely the powers, preferences or rights given to the Series F Preferred or alter or amend the Certificate of Designation, (ii) amend its Articles or other charter documents in any manner that adversely effects any rights of the holders of the Series F Preferred, or (c) enter into any agreement with respect to the foregoing.

Conversion. On such date that the Company amends its Articles to increase the number of shares of common stock authorized for issuance thereunder, to at least the extent required to convert all of the outstanding Series F Preferred, each outstanding share of Series F Preferred shall automatically be converted into one share of Company common stock (subject to adjustment under certain limited circumstances) (the “Conversion Ratio”).

Liquidation. In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary (each, a “Liquidation”), holders of Series F Preferred will be entitled to participate, on an as-converted-to-common stock basis calculate based on the Conversion Ratio, with holders of Company common stock in any distribution of assets of the Company to holders of the Company’s common stock.

At February 29, 2024, no shares of the Series F Convertible Preferred Stock were outstanding.

Series G Convertible Preferred Stock

On January 26, 2024, the Company filed a Certificate of Designation of Series G Convertible Preferred Stock (the “Series G Certificate of Designation”) with the Secretary of State of the State of Nevada, designating 100,000 shares of the Company’s preferred stock as Series G Preferred Stock, par value $0.001 per share.

The terms and conditions set forth in the Series G Certificate of Designation are summarized below:

Ranking. The Series G Preferred rank pari passu to the Company’s common stock.

Dividends. Holders of Series H Preferred will be entitled to dividends, on an as-converted basis, equal to dividends actually paid, if any, on shares of Company common stock.

Voting. Except as provided by the Company’s Charter or as otherwise required by the Nevada Revised Statutes, holders of Series G Preferred are entitled to vote with the holders of outstanding shares of Company common stock, voting together as a single class, with respect to all matters presented to the Company’s stockholders for their action or consideration. In any such vote, each holder is entitled to a number of votes equal to the number of shares of common stock into which the Series G Preferred held by such holder is convertible. The Company may not, without the consent of holders of a majority of the outstanding shares of Series G Preferred, (i) alter or change adversely the powers, preferences or rights given to the Series G Preferred or alter or amend the Series G Certificate of Designation, (ii) amend its Charter or other charter documents in any manner that adversely effects any rights of the holders of the Series G Preferred, or (c) enter into any agreement with respect to the foregoing.

Conversion. On such date that the Company amends its Charter to increase the number of shares of common stock authorized for issuance thereunder, to at least the extent required to convert all of the outstanding Series G Preferred, each outstanding share of Series G Preferred shall automatically be converted into one share of Company common stock (subject to adjustment under certain limited circumstances) (the “Series G Conversion Ratio”).

Liquidation. In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, holders of Series G Preferred will be entitled to participate, on an as-converted-to-common stock basis calculate based on the Series H Conversion Ratio, with holders of Company common stock in any distribution of assets of the Company to holders of the Company’s common stock.

Redemption Right. The Company shall have the right to redeem up to 50% of the Preferred Stock for an aggregate price of $1.00 in accordance with the terms of the Perpetual License Agreement.

At February 29, 2024, all 100,000 shares of the issued Series G Convertible Preferred Stock were outstanding, which if converted as of February 29, 2024, would have resulted in the issuance of 100,000 shares of common stock.

Series H Convertible Preferred Stock

On January 26, 2024, the Company filed a Certificate of Designation of Series H Convertible Preferred Stock (the “Series H Certificate of Designation”) with the Secretary of State of the State of Nevada, designating 150,000 shares of the Company’s preferred stock as Series H Preferred Stock, par value $0.001 per share.

The terms and conditions set forth in the Series H Certificate of Designation are summarized below:

Ranking. The Series H Preferred rank pari passu to the Company’s common stock.

Dividends. Holders of Series H Preferred will be entitled to dividends, on an as-converted basis, equal to dividends actually paid, if any, on shares of Company common stock.

Voting. Except as provided by the Company’s Charter or as otherwise required by the Nevada Revised Statutes, holders of Series H Preferred are entitled to vote with the holders of outstanding shares of Company common stock, voting together as a single class, with respect to all matters presented to the Company’s stockholders for their action or consideration. In any such vote, each holder is entitled to a number of votes equal to the number of shares of common stock into which the Series H Preferred held by such holder is convertible. The Company may not, without the consent of holders of a majority of the outstanding shares of Series H Preferred, (i) alter or change adversely the powers, preferences or rights given to the Series H Preferred or alter or amend the Series H Certificate of Designation, (ii) amend its Charter or other charter documents in any manner that adversely effects any rights of the holders of the Series H Preferred, or (c) enter into any agreement with respect to the foregoing.

Conversion. On such date that the Company amends its Charter to increase the number of shares of common stock authorized for issuance thereunder, to at least the extent required to convert all of the outstanding Series H Preferred, each outstanding share of Series H Preferred shall automatically be converted into one share of Company common stock (subject to adjustment under certain limited circumstances) (the “Series H Conversion Ratio”).

Liquidation. In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, holders of Series H Preferred will be entitled to participate, on an as-converted-to-common stock basis calculate based on the Series H Conversion Ratio, with holders of Company common stock in any distribution of assets of the Company to holders of the Company’s common stock.

At February 29, 2024, 150,000 shares of the issued Series H Convertible Preferred Stock were outstanding, which if converted as of February 29, 2024, would have resulted in the issuance of 150,000 shares of common stock.

Series I Convertible Preferred Stock

On February 22, 2024, the Company filed a Certificate of Designation of Series I Convertible Preferred Stock (the “Series I Certificate of Designation”) with the Secretary of State of the State of Nevada, designating 331,124 shares of the Company’s preferred stock as Series I Convertible Preferred Stock, par value $0.001 per share.

The terms and conditions set forth in the Series I Certificate of Designation are summarized below:

Ranking. The Series I Preferred rank pari passu to the Company’s common stock.

Dividends. Holders of Series I Preferred will be entitled to dividends, on an as-converted basis, equal to dividends actually paid, if any, on shares of Company common stock.

Voting. Except as provided by the Charter, or as otherwise required by the Nevada Revised Statutes, holders of Series I Preferred are entitled to vote with the holders of outstanding shares of Company common stock, voting together as a single class, with respect to all matters presented to the Company’s stockholders for their action or consideration. In any such vote, each holder is entitled to a number of votes equal to the number of shares of common stock into which the Series I Preferred held by such holder is convertible. The Company may not, without the consent of holders of a majority of the outstanding shares of Series I Preferred, (i) alter or change adversely the powers, preferences or rights given to the Series I Preferred or alter or amend the Series I Certificate of Designation, (ii) amend its Charter or other charter documents in any manner that adversely effects any rights of the holders of the Series I Preferred, or (c) enter into any agreement with respect to the foregoing.

Conversion. On such date that the Company amends its Charter to increase the number of shares of common stock authorized for issuance thereunder, to at least the extent required to convert all of the outstanding shares of Series I Preferred, each outstanding share of Series I Preferred shall automatically be converted into one share of Company common stock (subject to adjustment under certain limited circumstances) (the “Series I Conversion Ratio”).

Liquidation. In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, holders of Series I Preferred will be entitled to participate, on an as-converted-to-common stock basis calculated based on the Series I Conversion Ratio, with holders of Company common stock in any distribution of assets of the Company to holders of the Company’s common stock.

At February 29, 2024, 222,680 shares of the issued Series I Convertible Preferred Stock were outstanding, which if converted as of February 29, 2024, would have resulted in the issuance of 222,680 shares of common stock.

Outstanding Options

As of February 29, 2024, we had outstanding options under our 2013 Equity Incentive Plan to purchase an aggregate of 85,300 shares of our common stock at a weighted-average exercise price of $60.50 per share.

On December 28, 2023, our stockholders approved our 2023 Equity Incentive Plan which has reserved for issuance 7,000,000 shares of common stock for equity awards of which 0 shares have been issued or granted thereunder to date.

Stock Options

On December 28, 2023, at the Annual Meeting of Stockholders of the Company, the Company’s stockholders approved the adoption of the NextTrip 2023 Equity Incentive Plan. 7,000,000 shares of common stock have been reserved for issuance under the Plan., and as of February 29, 2024, all such shares are available for issuance.

During fiscal year 2024, the Company did not grant any options. In fiscal year 2024, 6,914 options vested and $116,512 of compensation cost was recognized during the year. As of February 29, 2024, there were options to purchase 85,300, shares issued and outstanding, 82,800 of which have been issued under an Equity Incentive Plan. At February 29, 2024, there are vested options exercisable for 81,849 shares of common stock. No options to purchase shares of common stock were exercised during the fiscal year ended February 29, 2024.

The Company generally grants stock options to employees, consultants and directors at exercise prices equal to the fair market value of the Company’s stock on the dates of grant. Stock options are typically granted throughout the year and generally vest over three years of service and expire five years from the date of the award, unless otherwise specified. The Company recognizes compensation expense for the fair value of the stock options over the requisite service period for each stock option award.

Upon closing of the reverse acquisition of Sigma on December 29, 2023, the Company assumed options to purchase up to 86,402 shares of common stock. Between December 29, 2023 and February 29, 2024, 1,342 options were forfeited or expired and no options were issued or exercised.

Total employee share-based compensation expense for the year ended February 29, 2024, was $116,512 all of which is related to stock options. There was no capitalized share-based compensation cost as of February 29, 2024,and there were no recognized tax benefits during the fiscal year ended February 29, 2024.

To estimate the value of an award, the Company uses the Black-Scholes option-pricing model. This model requires inputs such as expected life, expected volatility and risk-free interest rate. The forfeiture rate also impacts the amount of aggregate compensation. These inputs are subjective and generally require significant analysis and judgment to develop. While estimates of expected life, volatility and forfeiture rate are derived primarily from the Company’s historical data, the risk-free rate is based on the yield available on U.S. Treasury constant maturity rates with similar terms to the expected term of the stock option awards. The fair value of outstanding share-based awards was estimated using the Black-Scholes model with the following weighted-average assumptions for the outstanding options assumed at February 29, 2024:

Assumptions:

2024
Dividend yield	0.00%
Risk-free interest rate	0.19-4.05%
Expected volatility	100.2 – 122.8%
Expected life (in years)	5

Option activity for the year ended February 29, 2024 was as follows:

		Weighted Average	Weighted Average
		Exercise	Remaining	Aggregate
		Price	Contractual	Intrinsic
	Options	($)	Life (Yrs.)	Value ($)
Options outstanding at February 28, 2023	-	-	-
Options assumed pursuant to reverse acquisition	86,642	61.43	2.68	-
Exercised	-	-	-	-
Forfeited or cancelled	(1,342)	120.87	-	-
Options outstanding at February 29, 2024	85,300	60.50	2.52	-
Options expected to vest in the future as of February 29, 2024	3,451	33.25	3.54	-
Options exercisable at February 29, 2024	81,849	61.64	2.48	-
Options vested, exercisable, and options expected to vest at February 29, 2024	85,300	60.50	2.52	-

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of our common stock for those awards that have an exercise price below the $2.99 closing price of our Common Stock on February 29, 2024. All of the outstanding option grants have an exercise price above $2.99.

At February 29, 2024, there was $52,615 of unrecognized share-based compensation expense related to unvested stock options with a weighted average remaining recognition period of 0.97 years.

Stock Appreciation Rights

The purposes of the 2020 Stock Appreciation Rights Plan are to: (i) enable the Company to attract and retain the types of employees, consultants, and directors (collectively, “Service Providers”) who will contribute to the Company’s long-range success; (ii) provide incentives that align the interests of Service Providers with those of the shareholders of the Company; and (iii) promote the success of the Company’s business. The Plan provides for incentive awards that are only made in the form of stock appreciation rights payable in cash (“SARs”). No shares of common stock were reserved in connection with the adoption of the Plan since no shares will be issued pursuant to the Plan.

SARs may be granted to any Service Provider. A SAR is the right to receive an amount equal to the Spread with respect to a share of the Company’s common stock (“Share”) upon the exercise of the SAR. The “Spread” is the difference between the exercise price per share specified in a SAR agreement on the date of grant and the fair market value per share on the date of exercise of the SAR. The exercise price per share will not be less than 100% of the fair market value of a Share on the date of grant of the SAR. The administrator of the Plan will have the authority to, among other things, prescribe the terms and conditions of each SAR, including, without limitation, the exercise price and medium of payment and vesting provisions, and to specify the provisions of the SAR Agreement relating to such grant.

Upon closing of the reverse acquisition of Sigma on December 29, 2023, the Company assumed 40,390 outstanding SARs. Between December 29, 2023 and February 29, 2024, none were forfeited or expired and no SARs were issued or exercised.

The Company recognizes compensation expense and a corresponding liability for the fair value of the SARs over the requisite service period for each SAR award. The SAR’s are revalued at each reporting date in accordance with ASC 718 “Compensation-Stock Compensation”, and any changes in fair value are reflected in income as of the applicable reporting date.

The fair value of outstanding SAR awards was estimated using the Black-Scholes model with the following weighted-average assumptions for the twelve months ended February 29, 2024:

Assumptions:

2024
Dividend yield	0.00%
Risk-free interest rate	0.22-2.79%
Expected volatility	108.7-122.8.0%
Expected life (in years)	5

SARs activity for the year ended February 29, 2024 was as follows:

		Weighted Average	Weighted Average
		Exercise	Remaining	Aggregate
		Price	Contractual	Intrinsic
	SARs	($)	Life (Yrs.)	Value ($)
SARs outstanding at February 28, 2023	-	-	-	-
SARs assumed pursuant to reverse acquisition	40,390	44.77	2.99	-
Exercised	-	-	-	-
Forfeited or cancelled	-	-	-	-
SARs outstanding February 29, 2024	40,390	44.77	2.99	-
SARs expected to vest in the future as of February 29, 2024	6,886	35.25	3.23	-
SARs exercisable at February 29, 2024	33,504	46.72	2.93	-
SARs vested, exercisable, and options expected to vest at February 29, 2024	40,390	44.77	2.99	-

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of our common stock for those awards that have an exercise price below the $2.99 closing price of our common stock on February 29, 2024. All the SARs have an exercise price above $2.99.

For the year ended February 29, 2024, $10,107 of share-based compensation expense was recognized, and at February 29, 2024, there was $79,978 of unrecognized share-based compensation expense related to unvested SARs with a weighted average remaining recognition period of 1.08 years.

Warrants

At February 29, 2024, the Company had outstanding warrants to purchase a total of 486,165 shares of common stock. The warrants have exercise prices that range from $3.02 to $350.00, which if not exercised, will expire between March 15, 2024 and January 25, 2028.

Warrant activity for the year ended February 29, 2024 was as follows:

		Weighted Average	Weighted Average
		Exercise	Remaining
		Price	Contractual
	Warrants	($)	Life (Yrs.)
Warrants outstanding at February 28, 2023	-	-	-
Warrants assumed pursuant to reverse acquisition	217,593	21.01	1.86
Granted	268,572	3.02	2.17
Exercised	-	-	-
Forfeited or cancelled	-	-	-
Warrants outstanding at February 29, 2024	486,165	9.94	1.96